Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 217,268	$ 345,803	$ 277,623
Other comprehensive income (loss), net of income taxes:
Net change in fair value of interest rate swaps, net of tax of $33,875, $26,219 and $31,154 for the years ended December 31, 2013, 2012 and 2011, respectively	60,304	46,409	55,145
Net change in fair value of available-for-sale securities, net of income taxes	2,181	3,012	(960)
Amortization and recognition of unrecognized pension cost components, net of tax of $9,140, $(3,310) and $(4,754) for the years ended December 31, 2013, 2012 and 2011, respectively	15,320	(10,252)	(7,737)
Other comprehensive income (loss)	77,805	39,169	46,448
Comprehensive income	295,073	384,972	324,071
Less: Comprehensive income attributable to noncontrolling interests	76,065	80,163	75,675
Comprehensive income attributable to Community Health Systems, Inc. stockholders	$ 219,008	$ 304,809	$ 248,396